Share Repurchase Program - Additional Information (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 28, 2021 USD ($)
Stockholders' Equity Note [Abstract]
Share repurchase program, amount of shares authorized to be repurchased | $			$ 100,000,000
Shares repurchased | shares	5,699,315	5,699,315
Cash consideration for shares repurchased	$ 34,000,000	¥ 217,900,000
Shares repurchased weighted average price | ¥		¥ 5.94